Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Inventories
Raw materials and merchandise	€ 4,628	€ 2,737
Work in progress	5,436	6,522
Total current inventories	10,064	9,259	[1],[2]
Change in inventory allowance	€ (417)	€ (515)		€ 954

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.